Business Segments - Business Segment Results (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Noninterest income	$ 10,227	$ 10,401	$ 9,831
Other intangibles	159	176	168
Total noninterest expense	13,728	13,369	12,785
Provision for credit losses	(1,173)	3,806	1,504
Net income (loss)	7,985	4,985	6,946
Net (income) loss attributable to noncontrolling interests	(22)	(26)	(32)
Net income (loss) attributable to U.S. Bancorp	7,963	4,959	$ 6,914
Corporate and Commercial Banking [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	2,900	3,411
Noninterest income	1,035	1,117
Total income	3,935	4,528
Noninterest expense	1,678	1,711
Total noninterest expense	1,678	1,711
Income (loss) before provision and income taxes	2,257	2,817
Provision for credit losses	89	604
Income (loss) before income taxes	2,168	2,213
Income taxes and taxable-equivalent adjustment	542	554
Net income (loss)	1,626	1,659
Net income (loss) attributable to U.S. Bancorp	1,626	1,659
Loans	103,208	115,563
Other earning assets	4,537	4,163
Goodwill	1,715	1,647
Other intangible assets	5	6
Assets	115,194	128,038
Noninterest-bearing deposits	61,272	44,309
Interest-bearing deposits	71,246	88,138
Total deposits	132,518	132,447
Total U.S. Bancorp shareholders' equity	13,928	15,063
Consumer and Business Banking [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	6,077	5,759
Noninterest income	2,501	3,177
Total income	8,578	8,936
Noninterest expense	5,690	5,470
Other intangibles	12	16
Total noninterest expense	5,702	5,486
Income (loss) before provision and income taxes	2,876	3,450
Provision for credit losses	(144)	291
Income (loss) before income taxes	3,020	3,159
Income taxes and taxable-equivalent adjustment	755	791
Net income (loss)	2,265	2,368
Net income (loss) attributable to U.S. Bancorp	2,265	2,368
Loans	141,082	141,259
Other earning assets	8,093	7,175
Goodwill	3,428	3,500
Other intangible assets	2,760	2,105
Assets	161,571	159,191
Noninterest-bearing deposits	33,855	30,467
Interest-bearing deposits	158,434	131,536
Total deposits	192,289	162,003
Total U.S. Bancorp shareholders' equity	12,337	12,739
Wealth Management and Investment Services [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	1,002	1,246
Noninterest income	2,221	2,022
Total income	3,223	3,268
Noninterest expense	2,045	1,961
Other intangibles	14	12
Total noninterest expense	2,059	1,973
Income (loss) before provision and income taxes	1,164	1,295
Provision for credit losses	47	40
Income (loss) before income taxes	1,117	1,255
Income taxes and taxable-equivalent adjustment	280	314
Net income (loss)	837	941
Net income (loss) attributable to U.S. Bancorp	837	941
Loans	18,097	15,456
Other earning assets	242	287
Goodwill	1,628	1,617
Other intangible assets	84	39
Assets	21,236	18,564
Noninterest-bearing deposits	24,587	17,149
Interest-bearing deposits	75,618	77,525
Total deposits	100,205	94,674
Total U.S. Bancorp shareholders' equity	3,154	2,936
Payments Services [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	2,458	2,562
Noninterest income	3,550	3,124
Total income	6,008	5,686
Noninterest expense	3,231	3,123
Other intangibles	133	148
Total noninterest expense	3,364	3,271
Income (loss) before provision and income taxes	2,644	2,415
Provision for credit losses	349	681
Income (loss) before income taxes	2,295	1,734
Income taxes and taxable-equivalent adjustment	575	434
Net income (loss)	1,720	1,300
Net income (loss) attributable to U.S. Bancorp	1,720	1,300
Loans	30,856	31,539
Other earning assets	93	5
Goodwill	3,185	3,060
Other intangible assets	508	581
Assets	36,553	36,497
Noninterest-bearing deposits	4,861	4,351
Interest-bearing deposits	145	121
Total deposits	5,006	4,472
Total U.S. Bancorp shareholders' equity	7,643	7,462
Treasury and Corporate Support [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	163	(54)
Noninterest income	920	961
Total income	1,083	907
Noninterest expense	925	928
Total noninterest expense	925	928
Income (loss) before provision and income taxes	158	(21)
Provision for credit losses	(1,514)	2,190
Income (loss) before income taxes	1,672	(2,211)
Income taxes and taxable-equivalent adjustment	135	(928)
Net income (loss)	1,537	(1,283)
Net (income) loss attributable to noncontrolling interests	(22)	(26)
Net income (loss) attributable to U.S. Bancorp	1,515	(1,309)
Loans	3,722	3,452
Other earning assets	196,211	162,503
Assets	221,978	188,917
Noninterest-bearing deposits	2,629	2,263
Interest-bearing deposits	1,634	2,756
Total deposits	4,263	5,019
Total U.S. Bancorp shareholders' equity	16,748	14,046
Consolidated Company [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	12,600	12,924
Noninterest income	10,227	10,401
Total income	22,827	23,325
Noninterest expense	13,569	13,193
Other intangibles	159	176
Total noninterest expense	13,728	13,369
Income (loss) before provision and income taxes	9,099	9,956
Provision for credit losses	(1,173)	3,806
Income (loss) before income taxes	10,272	6,150
Income taxes and taxable-equivalent adjustment	2,287	1,165
Net income (loss)	7,985	4,985
Net (income) loss attributable to noncontrolling interests	(22)	(26)
Net income (loss) attributable to U.S. Bancorp	7,963	4,959
Loans	296,965	307,269
Other earning assets	209,176	174,133
Goodwill	9,956	9,824
Other intangible assets	3,357	2,731
Assets	556,532	531,207
Noninterest-bearing deposits	127,204	98,539
Interest-bearing deposits	307,077	300,076
Total deposits	434,281	398,615
Total U.S. Bancorp shareholders' equity	$ 53,810	$ 52,246